UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
Revenues	¥ 178,821	$ 24,962	¥ 143,965
Cost of revenues	(60,332)	(8,422)	(44,822)
Gross profit	118,489	16,540	99,143
Operating expenses
Research and development	(50,565)	(7,059)	(46,333)
Sales and marketing	(45,954)	(6,415)	(37,869)
General and administrative	(24,866)	(3,471)	(23,609)
Total operating expenses	(121,385)	(16,945)	(107,811)
Other operating income	407	57	2,634
Loss from operations	(2,489)	(348)	(6,034)
Foreign exchange (loss)/income	181	25	(11)
Interest income	550	77	2,382
Interest expense	(45)	(6)	(48)
Gains from fair value change	111	15	38
Other (loss)/income	34	5	(5)
Loss before income taxes	(1,658)	(232)	(3,678)
Income tax (expenses)/benefits	546	76	(239)
Net loss	(1,112)	(156)	(3,917)
Less: net (loss)/income attributable to noncontrolling interests	1,461	204	(518)
Net loss attributable to Aurora Mobile Limited's shareholders	(2,573)	(360)	(3,399)
Other comprehensive income/(loss)
Foreign currency translation adjustments	(270)	(38)	286
Total other comprehensive income/(loss), net of tax	(270)	(38)	286
Total comprehensive loss	(1,382)	(194)	(3,631)
Less: comprehensive (loss)/income attributable to noncontrolling interests	1,461	204	(518)
Comprehensive loss attributable to Aurora Mobile Limited's shareholders	¥ (2,843)	$ (398)	¥ (3,113)
Class A Common Shares
Net loss per share for class A and class B common shares:
Earnings Per Share, Basic | (per share)	¥ (0.03)	$ 0	¥ (0.04)
Earnings Per Share, Diluted | (per share)	¥ (0.03)	$ 0	¥ (0.04)
Weighted average shares used in computing net loss per share attributable to common shares:
Common Shares - basic	63,325,008	63,325,008	62,645,540
Common Shares - diluted	63,325,008	63,325,008	62,645,540
Class B Common Shares
Net loss per share for class A and class B common shares:
Earnings Per Share, Basic | (per share)	¥ (0.03)	$ 0	¥ (0.04)
Earnings Per Share, Diluted | (per share)	¥ (0.03)	$ 0	¥ (0.04)
Weighted average shares used in computing net loss per share attributable to common shares:
Common Shares - basic	17,000,189	17,000,189	17,000,189
Common Shares - diluted	17,000,189	17,000,189	17,000,189